Investments accounted for using the equity method (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Investments
Equity book value limit	€ 10,000
Evotec's share of earnings limit	€ 1,000
Number of investments classified as significant | item	6
Number of investments classified as insignificant | item	4
Balance at beginning	€ 16,043	€ 13,068
Investment	7,838	18,940
Share of profit in associate	(12,881)	(15,965)
Impairment	(7,875)
Dividend earned	(424)
Divestment	(970)
Reclassification due to change of control	1,341
Net book value at end	3,071	16,043	€ 13,068
Current assets	903,162	1,073,671
Non-current assets	1,349,306	1,183,576
Current liabilities	464,573	337,706
Non-current liabilities	667,987	732,357
Revenues from 01 Jan to 31 Dec	781,426	751,448	618,034
Net income 1 Jan to 31 Dec	(83,913)	(175,655)	215,510
Autobahn Labs LLC
Investments
Balance at beginning	1,371
Investment	2,360	3,634
Share of profit in associate	(3,730)	(2,263)
Net book value at end		1,371
Current assets	1,272	4,029
Non-current assets	727	6
Current liabilities	2,257	672
Net income 1 Jan to 31 Dec	(10,667)	(6,144)
Breakpoint Therapeutics GmbH
Investments
Balance at beginning		2,774
Share of profit in associate		(2,774)
Net book value at end			2,774
Current assets		7,204
Non-current assets		2
Current liabilities		1,068
Non-current liabilities		143
Net income 1 Jan to 31 Dec		(11,789)
Centauri Therapeutics GmbH
Investments
Balance at beginning
Investment	3,455
Share of profit in associate	(309)
Impairment	(3,336)
Reclassification due to change of control	2,369
Net book value at end	2,179
Current assets	9,451
Revenues from 01 Jan to 31 Dec	597
Net income 1 Jan to 31 Dec	(3,448)
Curexsys GmbH
Investments
Balance at beginning	3,967	4,212
Investment		2,564
Share of profit in associate	(968)	(2,809)
Impairment	(2,999)
Net book value at end		3,967	4,212
Current assets	1,071	3,409
Non-current assets	421	484
Current liabilities	148	302
Non-current liabilities		85
Revenues from 01 Jan to 31 Dec		15
Net income 1 Jan to 31 Dec	(2,176)	(6,940)
Dark Blue Therapeutics Ltd
Investments
Balance at beginning	4,022	405
Investment		7,167
Share of profit in associate	(4,022)	(3,550)
Net book value at end		4,022	405
Current assets	4,321	14,244
Non-current assets	248	32
Current liabilities	1,087	1,065
Non-current liabilities	9,098	8,208
Net income 1 Jan to 31 Dec	(9,210)	1,025
Quantro Therapeutics GmbH, Wien, Austria
Investments
Balance at beginning	2,047	1,307
Investment		1,250
Share of profit in associate	(194)	(510)
Net book value at end		2,047	1,307
Current assets	613	4,392
Non-current assets	5,072	445
Current liabilities	2,902	1,666
Non-current liabilities	483
Revenues from 01 Jan to 31 Dec	2,353	1,321
Net income 1 Jan to 31 Dec	(890)	(797)
Topas Therapeutics GmbH
Investments
Balance at beginning	405	1,497
Investment	2,023	1,821
Share of profit in associate	(2,428)	(2,913)
Net book value at end		405	1,497
Current assets		6,795
Current liabilities		843
Net income 1 Jan to 31 Dec		(9,340)
Tucana Biosciences Inc.
Investments
Balance at beginning	2,325
Share of profit in associate	(775)
Impairment	(579)
Divestment	(970)
Net book value at end		2,325
Insignificant investments
Investments
Balance at beginning	3,954
Share of profit in associate	(650)
Impairment	(960)
Dividend earned	(424)
Reclassification due to change of control	(1,029)
Net book value at end	892	3,954
Insignificant investments
Investments
Balance at beginning	€ 4,231	2,873
Investment		2,505
Share of profit in associate		(1,147)
Net book value at end		€ 4,231	€ 2,873